PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2016
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
Subsidiaries, VIE and VIE's Subsidiaries

Name	Date of Incorporation or Acquisition	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Limited (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets
NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Consumer mobile value added services and advertising services in US and overseas markets.
NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “NQ WFOE”)	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ (Beijing) Co., Ltd. (“NQ Tongzhou”)	January 5, 2013	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Best Partners Ltd. (“Best Partners”)	September 6, 2013	Cayman Islands	Wholly-owned subsidiary of FL Mobile Inc.	Mobile advertising services
Beijing NQ Mobile Co., Ltd. (“NQ Yizhuang”)	September 29, 2014	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
FL Mobile Inc.	January 21, 2013	Cayman Islands	Wholly-owned subsidiary	Mobile advertising and mobile games services
Linkmotion Holdings Ltd. (“Linkmotion”)	June 15, 2015	Cayman Islands	67%-owned subsidiary	Optimization of software and hardware in vehicle platform
Variable Interest Entities
Beijing Technology	October 21, 2005	The PRC	VIE of NQ Beijing	Consumer mobile security services in PRC market and research and development
Subsidiaries of VIE
Qingyun (Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Financial management services
FL Mobile	November 30, 2012	The PRC	63%-owned subsidiary of Xinjiang NQ	Mobile games and advertising
Beijing Fanyue Information Technology Co., Ltd. (“Fanyue”)	March 21, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Off-line user acquisition services
FL Mobile (Beijing) Co., Ltd. (“FL Beijing”)	June 3, 2013	The PRC	Wholly-owned subsidiary of FL Mobile Hong Kong Limited	Mobile advertising and mobile games services
Beijing Wanpu Century Co., Ltd. (“Wanpu Century”)	September 6, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Advertising services based on mobile internet platform in the PRC
Beijing Tianya Co., Ltd. (“Tianya”)	September 24, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile healthcare application developments and search engine marketing in healthcare industry
Chengdu Ruifeng Technology Co., Ltd. (“Ruifeng”)	October 15, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility system development and iOS training program
Shanghai Yinlong Information Technology Co., Ltd. (“Yinlong”)	November 11, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile music search, matching and recognition software services
Beijing Trustek Technology Co., Ltd. (“Beijing Trustek”)	January 10, 2014	The PRC	Wholly-owned subsidiary of Xinjiang NQ	Enterprise mobility solutions and services
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	January 31, 2014	The PRC	68%-owned subsidiary of Beijing Technology	Research and development of live wallpapers
Showself (Beijing) Technology Co., Ltd. (“Showself”)	May 15, 2014	The PRC	65%-owned subsidiary of Beijing Technology	Development and operation of live mobile social video platform
Glory Team Ltd. (“Glory”)	October 1, 2015	Seychelles	Wholly-owned subsidiary of FL Mobile Hong Kong Limited	Mobile games distribution
Beijing Century Hetu Software Technology Co., Ltd. (“Hetu”)	October 1, 2015	The PRC	Wholly-owned subsidiary of FL Mobile	Mobile games design and development
Shanghai Launcher Technology Co., Ltd. (“Launcher”)	February 29, 2016	The PRC	51%-owned subsidiary of Beijing Technology	Mobile desktop
Xinjiang NQ Mobile Venture Capital Investment Co., Ltd. ("Xinjiang NQ")	January 28, 2016	The PRC	Wholly-owned subsidiary of Beijing Technology	Financial management services

*	NetQin International Limited was renamed to NQ International Limited on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.
***	Other consolidated entities of the Company have been omitted from this list since, considered in an aggregate as one single entity, they would not constitute a significant subsidiary.

Consolidated Financial Information of VIE
	As of December 31,
	2015	2016
	US$	US$
Cash and cash equivalents	103,794	59,632
Term deposits	66,296	124,117
Restricted cash	1,640	—
Other intercompany receivable to WOFEs	608	51,354
Other intercompany receivable	3	23,967
Total current assets	287,997	426,428
Total non-current assets	362,919	333,049
Total assets	650,916	759,477
Intercompany payable to WOFEs for the service fees	20,139	19,062
Other intercompany payable to WOFEs	39,089	17,005
Other intercompany payable	185,551	222,050
Total current liabilities	312,523	386,174
Deferred tax liabilities, non-current	6,840	3,976
Total liabilities	319,363	390,150

	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Total net revenues	275,372	377,506	335,760
Net income/(loss)	18,751	36,136	(11,828)

	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Net cash provided by/(used in) operating activities	30,094	30,287	(89,032)
Net cash (used in)/provided by investing activities	(9,415)	45,017	41,665
Net cash provided by financing activities	—	—	603
Effect of exchange rate changes on cash and cash equivalents	(2,643)	(1,018)	2,602
Net increase/(decrease) in cash and cash equivalents balance	18,036	74,286	(44,162)